AerCap Transaction (Details 3) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Acquired business information
Transaction and integration related expenses	$ 46,962,000
ILFC
Acquired business information
Transaction and integration related expenses	47,000,000
Total revenues and other income contributed by acquired business	2,623,400,000
Net income contributed by acquired business	687,800,000
Pro Forma Total revenue and other income		4,244,704,000	4,394,515,000
Pro Forma Net income (loss)		$ 749,498,000	$ (263,994,000)